Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Group's Loss before Income Taxes
The Group’s loss before income taxes consists of:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
PRC	(150,495)	(366,634)	(704,003)	(110,475)
Non-PRC	(18,661)	(40,601)	(91,795)	(14,405)

Total loss before income tax	(169,156)	(407,235)	(795,798)	(124,880)

Summary of Current And Deferred Components of The Income Tax Expense	The current and deferred components of the income tax expense are as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Income tax expense—current tax	—	—	(899)	(141)

Summary of Reconciliation of Effective Tax rate and Statutory Income Tax rate
Reconciliation between the income tax expenses computed by applying the statutory tax rate to loss before income tax and the actual provision for income tax is as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Loss before income tax	(169,156)	(407,235)	(795,798)	(124,880)
Income tax benefits computed at PRC statutory rate (25%)	(42,289)	(101,809)	(198,950)	(31,220)
Effect of tax rate differential	10,474	10,375	13,896	2,181
Research and development super-deduction	(4,712)	(6,011)	(9,897)	(1,553)
Non-deductible expenses	10,629	54,255	84,029	13,186
Non-taxable income	(1,412)	(872)	(872)	(137)
Changes in valuation allowance	27,310	44,062	112,693	17,684

Income tax expenses	—	—	899	141

Summary of Principle Components of Deferred Tax Assets
Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2020 and 2021 are as follows:

	For the years ended December 31,
	2020	2021
	RMB	RMB	US$
Deferred tax assets:
Accruals and reserves	9,205	14,748	2,315
Net operating loss carried forward	60,288	98,015	15,380
Government grants	39	—	—
Depreciation and amortization	681	681	107
Excessive education fee	654	625	98
Research and development expense carried forward	—	1,063	167
Timing difference of research and development expense recognition	90,535	154,017	24,169
Timing difference of revenue recognition	6,425	—	—
Excessive donation expense carried forward	2,471	2,449	384
Operating lease liabilities	—	21,438	3,364

Gross deferred tax assets	170,298	293,036	45,984
Less: Valuation allowance	(170,298)	(264,196)	(41,458)

Total deferred tax assets	—	28,840	4,526

Deferred tax liabilities:
Operating right of use assets	—	(20,033)	(3,144)
Depreciation and amortization		(8,807)	(1,382)

Total deferred tax liabilities	—	(28,840)	(4,526)

N et deferred tax assets	—	—	—